Employees' Retirement Benefits (Schedule Of Fair Values of Pension Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 1,072,879	¥ 1,086,800	¥ 1,136,409
Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,822	14,316
Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	415,557	308,776
Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	119,942	115,223
Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	90,769	140,943
Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,102	6,914
Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	138,916	229,396
Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	98,149	91,201
Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,179	16,082
Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,064	16,603
Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,845	10,515
Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,683	9,712
Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	148,643	125,186
Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,208	1,933
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	897,247	898,141	921,356
NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,932	9,165
NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	304,330	149,044
NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	88,047	220,970
NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	68,930	71,123
NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,417	2,331
NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	192,082	211,577
NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	108,260	122,184
NTT CDBP | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	14,997	11,724
NTT CDBP | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19,660	22,247
NTT CDBP | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	12,547	8,365
NTT CDBP | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,831	9,598
NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	61,529	53,907
NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,685	5,906
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	735,514	754,964
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,822	14,316
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	396,847	286,240
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	89,474	132,706
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	306	1,507
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	138,916	228,994
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	98,149	91,201
Fair Value, Inputs, Level 1 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	663,829	542,635
Fair Value, Inputs, Level 1 | NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,932	9,165
Fair Value, Inputs, Level 1 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	289,164	132,538
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	68,281	67,418
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	123	320
Fair Value, Inputs, Level 1 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	192,069	211,010
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	108,260	122,184
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	335,167	329,667
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	18,710	22,536
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	119,942	115,223
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,295	8,237
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,796	5,207
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		402
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,179	16,082
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,064	16,603
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,845	10,515
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,683	9,712
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	148,643	125,186
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10	(36)
Fair Value, Inputs, Level 2 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	228,731	349,602
Fair Value, Inputs, Level 2 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	15,166	16,506
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	88,047	220,970
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	649	3,705
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,294	2,011
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13	567
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	14,997	11,724
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19,660	22,247
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	12,547	8,365
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,831	9,598
Fair Value, Inputs, Level 2 | NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	61,529	53,907
Fair Value, Inputs, Level 2 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	(2)	2
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,198	2,169
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		200
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,198	1,969
Fair Value, Inputs, Level 3 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,687	5,904
Fair Value, Inputs, Level 3 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 4,687	¥ 5,904